Loss Before Income Tax (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended September 30,
(in U.S. dollars, in thousands)	Note	2021	2020
Revenue
Commercialization revenue		2,422	1,289
Milestone revenue		1,172	—
Interest revenue		—	16
Total Revenue		3,594	1,305

Clinical trial and research & development		(2,583)	(8,627)
Manufacturing production & development		(7,918)	(11,494)

Employee benefits
Salaries and employee benefits		(5,452)	(7,181)
Defined contribution superannuation expenses		(96)	(84)
Equity settled share-based payment transactions(1)		(1,076)	(4,881)
Total Employee benefits		(6,624)	(12,146)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(290)	(211)
Right of use asset depreciation		(410)	(409)
Intellectual property amortization		(393)	(385)
Total Depreciation and amortization of non-current assets		(1,093)	(1,005)

Other Management & administration expenses
Overheads & administration		(2,098)	(1,961)
Consultancy		(773)	(1,806)
Legal, patent and other professional fees		(1,033)	(1,274)
Intellectual property expenses (excluding the amount amortized above)		(621)	(569)
Total Other Management & administration expenses		(4,525)	(5,610)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	280	15,107
Total Fair value remeasurement of contingent consideration		280	15,107

Other operating income and expenses
Government grant revenue		—	17
Foreign exchange gains/(losses)		(119)	82
Foreign withholding tax paid		(59)	—
Total Other operating income and expenses		(178)	99

Finance (costs)/gains
Remeasurement of borrowing arrangements(2)		480	1,023
Interest expense		(4,140)	(3,926)
Total Finance costs		(3,660)	(2,903)

Total loss before income tax		(22,707)	(25,274)

(1)	Share-based payment transactions

For the three months ended September 30, 2021 and 2020, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended September 30,
(in U.S. dollars)	2021	2020
Research and development	899,841	2,835,722
Manufacturing and commercialization	123,149	194,316
Management and administration	52,722	1,851,199
Equity settled share-based payment transactions	1,075,712	4,881,237

(2)	Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. The Group identified an opportunity to enhance the presentation of the Remeasurement for borrowing arrangements within Finance (costs)/gains and Remeasurement for borrowing arrangements within Other operating income and expenses. The Group considered that changes in the carrying value of borrowings is primarily due to changes in our estimated future cash flows and key assumptions about the settlement of the borrowings and these line items in the Consolidated Income Statement should therefore be reported in aggregate, to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the three months ended September 30, 2020 and 2019.

The impact of the reclassification of the prior period financial statements is summarized below:

	Three Months Ended September 30,			Three Months Ended September 30,
	2021			2020
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Other operating income and expenses	—	—	—	1,919	—	(1,919)
Finance costs	480	480	—	(896)	1,023	1,919